Others, Net - Schedule of Others, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Others, Net [Abstract]
Government grants		¥ 3,047
Fair value changes and investment gain of short-term investments		7,223	4,714
Share of net income/(loss) of investments accounted for using equity method		(3,529)	1,165
Net gains relating to transition services provided to the Divested Business		7,801
Others		2,106	(151)
Total	$ 2,454	¥ 16,648	¥ 5,728